Financial risk management - Schedule of sensitivity to interest rate exposure in the investment and debt portfolios (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Risk management
Increase - Impact on fair value	€ 9	€ 3
Increase - Impact on profit	3	4
Increase - Impact on OCI	1	0
Decrease - Impact on fair value	(9)	(2)
Decrease - Impact on profit	(3)	(5)
Decrease - Impact on OCI	€ (1)	€ 0
Interest rate, measurement input
Risk management
Interest rates - increase in basis points	100	100
Interest rates - decrease in basis points	100	100